Investor A C and Institutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Income Fund - Investor C Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 167
Expense Example, No Redemption, 3 Years	538
Expense Example, No Redemption, 5 Years	934
Expense Example, No Redemption, 10 Years	$ 1,845